RELATED PARTY TRANSACTIONS BALANCES (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	September 30, 2024	September 30, 2023
salary (cost of sales)	288,111	169,905
consulting (research and development)	92,095	-
salary (intangible asset – software)	-	138,667
consulting (professional fees)	122,915	164,568
salary (general and administrative expenses)	1,237,919	476,037
Share based payments	2,858,303	-
	$4,599,343	$949,177